Summary of Significant Accounting Policies - Schedule of Estimated Future Amortization of Intangible Assets (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2018	$ 6,835
2019	6,240
2020	6,114
2021	5,711
2022	$ 5,626